Fair Value Measurements (Estimated Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments not Reported at Fair Value) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	¥ 1,927,054	¥ 1,685,504
Total assets, Carrying amount	23,039,343	20,981,586
Long-term debt including the current portion, Carrying amount	664,773	740,833
Total liabilities	18,242,041	16,536,095
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	2,161,432	1,861,384
Total assets, Estimated fair value	2,161,432	1,861,384
Long-term debt including the current portion, Estimated fair value	699,358	737,529
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	969,464	877,157
Total liabilities, Estimated fair value	1,668,822	1,614,686
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	1,927,054	1,685,504
Total assets, Carrying amount	1,927,054	1,685,504
Long-term debt including the current portion, Carrying amount	664,773	740,833
Investment contracts included in policyholders' account in the life insurance business, Carrying amount	885,690	816,903
Total liabilities	1,550,463	1,557,736
Level 2 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	2,161,432	1,861,384
Total assets, Estimated fair value	2,161,432	1,861,384
Long-term debt including the current portion, Estimated fair value	699,358	737,529
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	969,464	877,157
Total liabilities, Estimated fair value	¥ 1,668,822	¥ 1,614,686